Property, Plant and Equipment Mining Assets Under Construction Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions	R 13,167	R 10,997	R 8,327
Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	11,364	5,434
Hidden Valley | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,624	1,215
Moab Khotsong Zaaiplaats | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,182	962
Doornkop 212 level | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	449	303
CSA | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,047	0
Mponeng | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,117	890
Eva Copper operations and related assets | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	4,640	807
Increase Decrease Through Transfers and Other Changes Undeveloped Properties	2,900
Moab Khotsong Sungazer 2 | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	716	1,004
Mispah Pump Station | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	357	203
Wafi-Golpu Joint Operation
Disclosure of detailed information about property, plant and equipment [line items]
Exploration Expenditure Expensed	R 20	R 23